KEY MANAGEMENT PERSONNEL COMPENSATION (Tables)	6 Months Ended
Dec. 31, 2025
KEY MANAGEMENT PERSONNEL COMPENSATION
Schedule of compensation of directors and other members of key management personnel

	12/31/2025	12/31/2024
Salaries, social security and other benefits	1,072,934	1,356,493
Share-based incentives	—	480,450
Total	1,072,934	1,836,943